RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
24.    RELATED PARTY TRANSACTIONS
The related parties are defined as affiliates of our Company; entities for which investments are accounted for by the equity method by our Company; the principal owners of our Company; its management; members of the immediate families of the principal owners of our Company and its management.
Moon View Venture Limited (“Moon View”), PEWC, Singapore Branch, PEWC Singapore Co. (Pte) Ltd., Taiwan Submarine Cable Co., Ltd, and PEWC (HK) are controlled by PEWC. Moon View is the immediate holding company of our Company. Italian-Thai Development Public Company Limited (“Italian-Thai”) is the non-controlling shareholder of one of our Company’s operating subsidiaries in Thailand. SPHC is one of our Company’s equity investees. Fujikura Limited is a non-controlling shareholder of one of our Company’s operating subsidiaries in Thailand.
24(a)    Outstanding balance with related parties
The following table provided the total amount of outstanding balance at December 31, 2022 and 2021.

		As of December 31,
		2022	2021
		US$’000	US$’000
Amounts due from related parties
The ultimate parent company	PEWC	147	24
	PEWC, Singapore Branch	5	21
	PEWC (HK)	4,177	7,204
	Taiwan Submarine Cable Co., Ltd	65	—

Associate	SPHC	170	176

Non-controlling shareholder of subsidiary	Italian-Thai and its affiliates	6,454	6,540
		11,018	13,965
Amounts due to related parties
The ultimate parent company	PEWC	14,814	10,075
	PEWC Singapore Co. (Pte) Ltd.	400	400
	PEWC (HK)	26	16

Associate	SPHC	1,362	1,362

Others		11	12
		16,613	11,865
Contract liabilities
The ultimate parent company	PEWC	137	—

On July 10, 2020, APWC entered into a secured loan agreement with PEWC as lender. In August 2020, we borrowed the principal amount of $6 million under the Secured Loan from PEWC, pledging our Company’s 98.3% ownership stake in Sigma Cable as collateral. This loan was a straight loan with a fixed interest rate of 3% per annum. In June 2021, such loan was repaid in full to PEWC, and the facility was terminated.
24(b)    Transactions with related parties
The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2022	2021	2020
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases	24,914	20,359	5,742
	Sales	—	5,254	90
	Fabrication income received	—	25	—
	Construction income received	3	—	—
	Management fee received	10	—	—
	Management fee paid	172	153	133
	Information technology service fee paid	120	113	123
	Training fee paid	—	110	—
	Interest expenses paid	—	91	60
	Rental fee paid	18	—	—
	Materials purchased for interior office redecorating	8	—	—
PEWC, Singapore Branch	Management fee received	—	14	14
PEWC Singapore Co. (Pte) Ltd.	Interest expenses paid	—	—	12
PEWC (HK)	Sales	18,309	25,127	17,004
	Service fee paid	156	219	209

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	8,772	6,613	5,344
	Construction of factory building expenses	—	1,651	3,436

Others	Fabrication cost	277	350	238
24(c)    Terms and condition of transactions with related parties
The sales to and purchases from related parties are based on negotiation by the entities. Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables. This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.
Our Company purchases from PEWC copper rods as raw materials, low to high voltage power cable, and wire for distribution purposes. The purchase price from PEWC is determined by reference to the quoted copper prices on the LME. No sales commission was received from PEWC during the years ended December 31, 2022, 2021 and 2020.